Prudential Investment Portfolios, Inc. 15
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

October 26, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re:	485(b) Filing for Prudential Investment Portfolios, Inc. 15 Registration numbers 2-63394 and 811-02896

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates October 26, 2012 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo
Assistant Secretary